CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 114,998	$ 16,444	¥ 417,920
Restricted cash			322
Short-term investments	19,728	2,821
Accounts receivable, net (Credit losses of RMB 1,758 and RMB1,832 as of December 31, 2024 and 2025, respectively)	18,988	2,715	19,386
Amounts due from related parties	¥ 3,510	$ 502	¥ 2,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Prepaid expenses and other current assets	¥ 21,750	$ 3,110	¥ 35,791
Total current assets	178,974	25,592	475,419
Non-current assets:
Property, equipment and software, net	10,352	1,480	15,175
Intangible assets, net	3,383	484	7,069
Goodwill	163,837	23,428	163,837
Long-term investments	104,326	14,918	114,432
Operating lease right-of-use assets, net	21,550	3,082	25,655
Other non-current assets	24,627	3,522	20,349
Total non-current assets	328,075	46,914	346,517
Total assets	507,049	72,506	821,936
Current liabilities
Accounts payable (including accounts payables of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 6,188 and RMB 8,774 as of December 31, 2024 and 2025, respectively)	9,976	1,427	7,389
Short-term borrowings (including short-term borrowing of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 163,000 and RMB 139,500 as of December 31, 2024 and 2025, respectively)	139,500	19,948	163,000
Deferred revenue, current (including deferred revenue, current of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 125,428 and RMB 96,760 as of December 31, 2024 and 2025, respectively)	96,760	13,836	125,428
Acquisition consideration payable (including acquisition consideration payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 5,792 and RMB 5,792 as of December 31, 2024 and 2025, respectively)	14,775	2,113	14,775
Other payable and accrued liabilities (including other payable and accrued liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 17,451 and RMB 32,829 as of December 31, 2024 and 2025, respectively)	88,961	12,721	72,028
Derivative liabilities (including derivative liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2023 and 2024, respectively)	0
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 8,920 and RMB 9,926 as of December 31, 2024 and 2025, respectively)	9,945	1,422	8,966
Total current liabilities	361,892	51,749	394,038
Non-current liabilities
Long-term borrowings (including long-term borrowings of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 125,500 and RMB 8,000 as of December 31, 2024 and 2025, respectively)	8,000	1,144	125,500
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIE and VIE's subsidiaries without recourse to the Company of 17,439 and RMB 12,987 as of December 31, 2024 and 2025, respectively)	12,987	1,857	17,458
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 57,710 and RMB 49,530 as of December 31, 2024 and 2025, respectively)	49,530	7,083	57,710
Total non-current liabilities	70,517	10,084	200,668
Total liabilities	432,409	61,833	594,706
Commitments and contingencies (Note 20)
Equity
Treasury stock (nil and 1,769,610 shares as of December 31, 2024 and 2025, respectively)	(3,494)	(500)
Additional paid-in capital	3,501,859	500,759	3,489,553
Statutory reserve | $		0
Accumulated other comprehensive income	22,626	3,235	25,096
Accumulated deficit	(3,446,480)	(492,840)	(3,287,548)
Total equity	74,640	10,673	227,230
Total liabilities and equity	507,049	72,506	821,936
Related party
Current assets:
Amounts due from related parties	2,000
Current liabilities
Amounts due to a related party (including amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company of 2,452 and RMB 1,975 as of December 31, 2024 and 2025, respectively)	1,975	282	2,452
Class A ordinary shares
Equity
Ordinary shares	118	17	118
Class B ordinary shares
Equity
Ordinary shares	¥ 11	$ 2	¥ 11